PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.9%
13,868  Vanguard FTSE
Developed Markets
ETF
$ 606,309
1.9
Total Exchange-Traded
Funds
(Cost $522,385)
606,309
1.9
MUTUAL FUNDS : 98.1%
Affiliated Investment Companies : 98.1%
267,899  Voya Intermediate
Bond Fund - Class R6
2,223,564
7.1
209,971  Voya Large Cap Value
Portfolio - Class R6
1,112,846
3.5
105,348  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
940,753
3.0
161,971  Voya Multi-Manager
International Equity
Fund - Class I
1,477,175
4.7
175,771  Voya Multi-Manager
International Factors
Fund - Class I
1,509,876
4.8
215,935  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,869,995
6.0
30,988  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,728,506
5.5
26,893
(1)
Voya Small Cap
Growth Fund - Class
R6
953,370
3.0
94,927  Voya Small Company
Fund - Class R6
1,263,477
4.0
699,109  Voya U.S. Stock Index
Portfolio - Class I
11,304,589
35.9
51,389  VY
®
Invesco Comstock
Portfolio - Class I
974,840
3.1
97,290  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,394,315
7.6
199,590  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,848,200
5.9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
16,743  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,265,437
4.0
30,866,943
98.1
Total Mutual Funds
(Cost $32,463,171)
30,866,943
98.1
Total Long-Term
Investments
(Cost $32,985,556)
31,473,252
100.0
Total Investments in
Securities
(Cost $32,985,556) $ 31,473,252 100.0
Assets in Excess of
Other Liabilities 10,965 0.0
Net Assets $ 31,484,217 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 606,309 $ — $ — $ 606,309
Mutual Funds 30,866,943 — — 30,866,943
Total Investments, at fair value $ 31,473,252 $ — $ — $ 31,473,252
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,001,294 $ 1,598,037 $ (302,477) $ (73,290) $ 2,223,564 $ 50,723 $ (15,616) $ —
Voya Large Cap Value Portfolio -
Class R6
573,823 661,672 (325,291) 202,642 1,112,846 — (203,343) 13,088
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
885,329 519,815 (576,132) 111,741 940,753 — (76,934) —
Voya Multi-Manager International
Equity Fund - Class I
1,170,952 570,834 (337,669) 73,058 1,477,175 — (54,562) —
Voya Multi-Manager International
Factors Fund - Class I
1,174,465 588,573 (340,448) 87,286 1,509,876 — (24,961) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,569,736 579,594 (224,970) (54,365) 1,869,995 — 35,439 —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 1,774,119 (228,520) 182,907 1,728,506 8,655 35,190 81,146
Voya Short Term Bond Fund -
Class R6
147,448 462 (150,855) 2,945 — 146 (2,190) —
Voya Small Cap Growth Fund -
Class R6
851,511 216,659 (179,325) 64,525 953,370 — (1,624) —
Voya Small Company Fund - Class
R6
1,152,759 318,136 (261,938) 54,520 1,263,477 — (8,877) —
Voya U.S. Stock Index Portfolio -
Class I
11,088,597 3,523,488 (4,299,320) 991,824 11,304,589 8,499 (732,925) 1,047,400
VY
®
Invesco Comstock Portfolio -
Class I
1,293,866 346,912 (545,928) (120,010) 974,840 2,043 32,118 123,157
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,445,746 1,334,541 (339,817) (46,155) 2,394,315 2,121 (32,593) 230,425
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,558,425 474,052 (485,720) 301,443 1,848,200 39 (181,968) 2,664
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,367,928 345,755 (1,213,310) 765,064 1,265,437 — (429,195) 19,988
$ 25,281,879 $ 12,852,649 $ (9,811,720) $ 2,544,135 $ 30,866,943 $ 72,226 $ (1,662,041) $ 1,517,868
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 381,393
Gross Unrealized Depreciation (1,893,697)
Net Unrealized Depreciation $ (1,512,304)